Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Schedule of Interest Rate Risk Profile of Borrowings	The interest rate risk profile of the Group's borrowings was as follows:
As at	March 31,
	2019	2018
	$	$
Senior secured revolving credit facility (note 9)	24,949	-
Line of credit (a)	-	24,066
Loans payable – tax credit financing (bank prime rate plus 1.5%)	-	1,956
	24,949	26,022

(a)

In January 2019, the line of credit’s outstanding balance was repaid, resulting in a discharge of the ranking hypothec on the universality of assets and a general security agreement covering receivables.

Summary of Carrying Amount and Contractual Maturities of Financial Liabilities

The following table summarizes the carrying amount and the contractual maturities of both the interest and principal portion of significant financial liabilities.

As at	March 31, 2019
	Total	2020	2021	2022	2023	2024	Thereafter
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	28,161	28,161	-	-	-	-	-
Senior secured revolving credit facility	29,149	1,493	1,493	26,163	-	-	-
Balance of purchase payable, non-interest bearing	4,100	1,000	1,000	-	2,100	-	-
	61,410	30,654	2,493	26,163	2,100	-	-

As at	March 31, 2018
	Total	2019	2020	2021	2022	2023	Thereafter
	$	$	$	$	$	$	$
Line of credit	24,066	24,066	-	-	-	-	-
Accounts payable and accrued liabilities	25,311	25,311	-	-	-	-	-
Loans payable – investment tax credit financing (bank prime rate plus 1.5%)	1,964	1,964	-	-	-	-	-
Unsecured loan payable, 9.5% interest, maturing in July 2020	12,217	950	950	10,317	-	-	-
Balance of purchase payable, non-interest bearing	7,350	1,000	3,250	-	3,100	-	-
	70,908	53,291	4,200	10,317	3,100	-	-

Summary of Sensitivity Analysis Based on Group's Foreign Currency Financial Instruments	The sensitivity analysis is based on the Group’s foreign currency financial instruments held at each reporting date.
As at
	Profit for year			Equity
	USD	Euro	Total	USD	Euro	Total
March 31, 2019	(93)	48	(45)	(3,717)	(281)	(3,998)
March 31, 2018	-	48	48	-	(510)	(510)

Schedule of Fair Value of Financial Instruments	A financial instrument is classified at the lowest level of the hierarchy for which a significant input has been considered in measuring fair value.
As at		March 31,
	Hierarchy	2019	2018
Financial assets		$	$
Cash	Level 1	12,801	14,465
Short-term deposits	Level 1	1,324	-
Restricted cash	Level 1	2,165	2,124
		16,290	16,589
Accounts receivable and other receivables	Level 2	67,146	33,762

Financial liabilities
Line of credit	Level 1	-	24,066
Account payable and accrued liabilities	Level 2	28,161	25,311
Long-term debt*	Level 2	28,305	18,575
		56,466	43,886

* The fair value of long-term debt is estimated by discounting expected cash flows at rates currently offered to the Group for debts of the same remaining maturities and conditions.